Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets [Abstract]
Trading, at fair value		$ 97,302	$ 86,155
Available-for sale, at amortized cost, net of allowance for credit losses, including portfolio level basis adjustments		137,155
Available-for-sale, at amortized cost, net of allowance for credit losses			121,725
Available-for-sale, at fair value		130,448	113,594
Held-to-maturity, at fair value		227,316	255,521
Equity securities, carried at fair value		19,841	28,383
Equity securities		57,336	64,414
Total loans		936,682	955,871
Assets	[1]	1,932,468	1,881,020
Liabilities
Accrued expenses and other liabilities, carried at fair value		25,335	20,290
Liabilities	[2]	1,745,025	1,698,807
Wells Fargo stockholders’ equity:
Preferred stock, aggregate liquidation preference		$ 20,216	$ 20,216
Common stock, par value (in dollars per share)		$ 1.6666	$ 1.6666
Common stock, shares authorized		9,000,000,000	9,000,000,000
Common stock, shares issued		5,481,811,474	5,481,811,474
Treasury stock, shares		1,882,948,892	1,648,007,022
Residential mortgage servicing rights [Member]
Assets [Abstract]
Mortgage servicing rights, carried at fair value		$ 7,468	$ 9,310
Fair value option election [Member]
Assets [Abstract]
Loans held for sale, carried at fair value		2,892	4,220
Liabilities
Interest-bearing deposits, carried at fair value		1,297	0
Short-term borrowings, carried at fair value		219	181
Long-term debt, carried at fair value		2,308	1,346
Pledged to counterparties that had the right to sell or repledge [Member]
Assets [Abstract]
Trading, at fair value		62,537	26,932
Available-for-sale, at fair value		5,055	0
Equity securities		2,683	747
Assets		70,770	28,463
VIEs that we consolidate [Member]
Assets [Abstract]
Assets		7,811	7,220
VIEs that we consolidate [Member] | Carrying value [Member]
Assets [Abstract]
Debt securities		0	71
Total loans		4,880	4,802
All other assets		435	191
Assets		5,300	5,100
VIEs that we consolidate [Member] | Carrying value [Member] | Nonrecourse [Member]
Liabilities
Liabilities		$ 115	$ 201

[1]	Our consolidated assets at December 31, 2023 and 2022, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $0 million and $71 million; Loans, $4.9 billion and $4.8 billion; All other assets, $435 million and $191 million; and Total assets, $5.3 billion and $5.1 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2023 and 2022, include $115 million and $201 million, respectively, of VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo